Project debt, Details of project debt (Details) $ in Thousands, € in Millions		9 Months Ended
	Feb. 24, 2023	Sep. 30, 2024 USD ($) Agreement Asset	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements		$ 183,000		$ 177,000
Non-current		3,852,892		3,931,873
Current		395,451		387,387
Total Project debt		$ 4,248,343		$ 4,319,260
Maturity date	February 24, 2028
Caparacena [Member] | Top of range [member]
Project debt [Abstract]
Project debt disposable value | €			€ 6.3
PS10 and PS20 [Member]
Project debt [Abstract]
Project debt disposable value | €			€ 38.7
Green Senior Notes [Member]
Project debt [Abstract]
Number of loan agreements | Agreement		2
Number of assets refinanced | Asset		2
Project debt financed amount | €					€ 198.0
Maturity date		June 2037
PS10, PS20 and Caparacena [Member]
Project debt [Abstract]
Number of assets | Asset		3